Cover	Sep. 25, 2019
Cover page.
Document Type	8-K
Document Period End Date	Sep. 25, 2019
Entity Registrant Name	CRAY INC.
Entity Incorporation, State or Country Code	WA
Entity File Number	0-26820
Entity Tax Identification Number	93-0962605
Entity Address, Address Line One	901 Fifth Avenue, Suite 1000
Entity Address, City or Town	Seattle,
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98164
City Area Code	206
Local Phone Number	701-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CRAY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000949158
Amendment Flag	false